41. Subsequent Events (Tables)	12 Months Ended
Dec. 31, 2017
Subsequent Events Tables
Revision of physical guarantee

				Installed	Physical guarantee	Physical guarantee
	Installed	Physical		power	(proportional	(proportional
	power	guarantee		(proportional	average MW)	average MW)
Projects	(MW)	(average MW)	Ownership	average MW)	up to 12.31.2017	as from 2018
HPP Gov. José Richa (Salto Caxias)	1240.0	605.6	100%	1240.0	605.0	605.6
HPP Gov. Ney Aminthas de Barros Braga (Segredo)	1260.0	578.5	100%	1260.0	603.0	578.5
HPP Gov. Bento Munhoz da Rocha Netto (Foz do Areia)	1676.0	603.0	100%	1676.0	576.0	603.3
HPP Dona Francisca	125.0	76.0	23%	28.8	18.0	17.5
HPP Santa Clara e HPP Fundão	240.3	133.0	70%	168.2	94.8	93.1
					Net efect	1.2